General information and basis of preparation - Number of Selling Days (Details) - day	6 Months Ended						12 Months Ended
	Dec. 31, 2022	Jul. 01, 2022	Dec. 31, 2021	Jul. 02, 2021	Dec. 31, 2020	Jun. 26, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate Information And Statement of IFRS Compliance [Abstract]
Number of selling days in period	130	130	130	131	134	128	260	261	262